Business Acquisitions (Details) - Schedule of breakdown intangible assets $ in Thousands	Jul. 31, 2022 USD ($)
Business Acquisitions (Details) - Schedule of breakdown intangible assets [Line Items]
Cash	$ 171
Accounts receivable, net	567
Current Assets	113
Intangible assets and Goodwill	24,823
Property and Equipment, net	2,565
Total other current assets	66
Total identifiable assets	28,305
Less: Liabilities assumed	9,563
Total Purchase price, net	18,742
Skynet [Member]
Business Acquisitions (Details) - Schedule of breakdown intangible assets [Line Items]
Cash
Accounts receivable, net	98
Current Assets	44
Intangible assets and Goodwill	5,744
Property and Equipment, net	16
Total other current assets	50
Total identifiable assets	5,952
Less: Liabilities assumed	252
Total Purchase price, net	5,700
Next Level Internet [Member]
Business Acquisitions (Details) - Schedule of breakdown intangible assets [Line Items]
Cash	171
Accounts receivable, net	469
Current Assets	69
Intangible assets and Goodwill	19,079
Property and Equipment, net	2,549
Total other current assets	16
Total identifiable assets	22,353
Less: Liabilities assumed	9,311
Total Purchase price, net	$ 13,042